Convertible Promissory Notes and Warrants (Details) - USD ($)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 29, 2021	May 27, 2021	Dec. 21, 2021	Jul. 31, 2021	May 31, 2021	May 27, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 19, 2021
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)				859,643	110,000	7,495
Sale of stock, price per share			$ 10	$ 7		$ 10	$ 10							$ 6
Debt description							Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).
Gross proceeds (in Dollars)				$ 6,000,000						$ 7,315,138
Proceeds from promissory notes (in Dollars)					$ 1,100,000	$ 74,945				$ 6,500,743	$ 1,060,949	$ 263,907
Warrants to purschase common stock (in Shares)												749,984
Exercise price												$ 20
Issued additional units (in Shares)										1,045,008
Total units issued (in Shares)										1,045,008
Units issued (in Shares)								39,811		39,811
Accounts payable issued (in Shares)										5,714
Exchange for services issued (in Shares)										42,857
Fair value of the warrants (in Dollars)								$ (1,491,000)	$ (194,000)	$ 2,131,000	(472,000)	$ 1,387,000
Fair value of derivative liabilities (in Dollars)
Interest and accretion expense (in Dollars)								$ 805,849	$ 70,221	$ 1,622,730	$ 74,410
Debt instrument conversion description												The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $7.00 per share (previously $9.00 per the September 2021 Amendment and originally $10.00 per the May Unit Purchase Agreement). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $7.00 per unit.
Warrants exercise price per share												$ 9
Warrants exercisable term										5 years
Sale of stock amount (in Dollars)						74,945
Issuance costs (in Dollars)						$ 6,745
Total previously issued shares (in Shares)												155,272
Pro-rata Units (in Shares)												208,006
Loss on debt extinguishment (in Dollars)												$ (663,522)
Fair value of derivative liabilities (in Dollars)												2,485,346
Accretion expense (in Dollars)												116,676
Maximum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share	$ 9								$ 9		$ 9
Debt conversion price per share	9	$ 10
Minimum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share	10								$ 10		$ 10
Debt conversion price per share	$ 10	9
Unit Purchase Agreement [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)							1,000,000
Exchange Agreements [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Investments (in Dollars)												$ 6,000,000
Exercise price												$ 9
Fair value of the warrants (in Dollars)												$ 4,299,649
Warrant coverage percentage												200.00%
Loss on debt extinguishment (in Dollars)												$ 663,522
Exchange Agreements [Member] | Maximum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share												$ 7
Debt conversion price per share												7
Exchange Agreements [Member] | Minimum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share												9
Debt conversion price per share												$ 9
Convertible Promissory Note [Member] | Unit Purchase Agreement [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)												2,428,572
Sale of stock, price per share												$ 7
Debt description												Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $7.00 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $9.00 per share (the new Class C Warrant). Under this December UPA, the Company issued and sold 859,643 Units at a per unit purchase price of $7.00, for gross proceeds of $6,000,000.
New Class C Warrants Terms [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Percentage of warrant coverage										200.00%
Percentage of cash price										75.00%
Warrants exercise price per share										$ 9
Debt instrument conversion price								$ 9		$ 9
Warrants exercisable term										5 years
New Class C Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Percentage of warrant coverage												200.00%
Debt instrument conversion price												$ 9
Warrants exercisable term												5 years
Percentage of debt instrument of conversion price												75
Class A Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)						7,495
Warrants to purschase common stock (in Shares)					110,000
Sale of stock amount (in Dollars)					$ 1,100,000
Class B Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)						7,495
Warrants to purschase common stock (in Shares)					110,000
Convertible Notes Payable [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Convertible notes description										The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount.
Debt instrument conversion description										The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $7.00 per share (previously $9.00 per the September 2021 Amendment and originally $10.00 per the May Unit Purchase Agreement).
Equity financing gross amount (in Dollars)								$ 10,000,000		$ 10,000,000
Percentage of cash price										75.00%
Conversion price per unit										$ 7
Unit Purchase Agreement [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)			1,000,000			7,495
Sale of stock, price per share			$ 10			$ 10	$ 10
Debt description			Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).
Gross proceeds (in Dollars)						$ 74,945
Proceeds from promissory notes (in Dollars)						74,945
Issuance costs (in Dollars)						$ 6,745
Unit Purchase Agreement [Member] | Maximum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share		10
Unit Purchase Agreement [Member] | Minimum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share		$ 9
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Warrants to purschase common stock (in Shares)						7,495
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Warrants to purschase common stock (in Shares)						7,495
Unit Purchase Program [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)					110,000
Gross proceeds (in Dollars)					$ 1,100,000
Proceeds from promissory notes (in Dollars)					$ 1,100,000
Unit Purchase Program [Member] | Class A Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Warrants to purschase common stock (in Shares)					110,000
Unit Purchase Program [Member] | Class B Warrants [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Warrants to purschase common stock (in Shares)					110,000
December 2021 Exchange Agreements [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock (in Shares)				2,428,572
Sale of stock, price per share				$ 7
Debt description				Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $7.00 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $9.00 per share (the new Class C Warrant).
Investments (in Dollars)				$ 6,000,000
Exercise price				$ 9
Percentage of warrant coverage				200.00%
Total units (in Shares)										155,272
Aggregate pro-rata units (in Shares)								208,006		208,006
Fair value of the warrants (in Dollars)										$ 4,341,042		$ 4,299,649
Fair value of derivative liabilities (in Dollars)								$ 2,438,379		$ 2,438,379		$ 2,485,346
December 2021 Exchange Agreements [Member] | Maximum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share				$ 9
Debt conversion price per share				9
December 2021 Exchange Agreements [Member] | Minimum [Member]
Convertible Promissory Notes and Warrants (Details) [Line Items]
Sale of stock, price per share				7
Debt conversion price per share				$ 7